Non controlling Interest - Summary of Changes in Company's Ownership (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Abstract]
Net loss attributable to Histogen, Inc. stockholders	$ (3,249)	$ (1,694)	$ (15,261)	$ (656)	$ (2,966)	$ (6,125)
Decrease in Histogen, Inc.'s paid-in capital for purchase of 100,000 common shares of AB from noncontrolling interest						(100)
Change from net loss attributable to Histogen, Inc. stockholders and transfers to noncontrolling interest					$ (2,966)	$ (6,225)